Compensation Plans and Post-Employment Benefits - Net Periodic Benefit Costs (Details) - Pension Plan - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018
UK Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0	$ 0	$ 0
Interest cost	5	7	7
Expected return on plan assets	(8)	(11)	(12)
Amortization of prior service cost	0	0	0
Amortization of net loss (gain)	0	0	1
Settlement loss recognized	0	0	0
Net periodic benefit cost	$ (3)	$ (3)	$ (2)
Benefit obligations weighted average assumptions
Discount rate (percentage)	1.60%	1.90%
Rate of compensation increase (percentage)	2.30%	2.90%
Net pension income weighted average assumptions
Discount rate (percentage)	1.90%	3.00%	2.60%
Expected return on assets (percentage)	3.00%	4.20%	4.00%
Rate of compensation increase (percentage)	2.90%	3.40%	3.20%
All Other Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 20	$ 17	$ 16
Interest cost	6	8	6
Expected return on plan assets	(1)	(1)	0
Amortization of prior service cost	0	0	0
Amortization of net loss (gain)	4	3	3
Settlement loss recognized	1	0	4
Net periodic benefit cost	$ 32	$ 28	$ 29
Benefit obligations weighted average assumptions
Discount rate (percentage)	2.20%	2.90%
Rate of compensation increase (percentage)	2.80%	3.00%
Net pension income weighted average assumptions
Discount rate (percentage)	2.90%	3.50%	3.30%
Expected return on assets (percentage)	3.00%	3.00%	3.00%
Rate of compensation increase (percentage)	2.70%	3.00%	3.00%